UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2015

Shares		Description	Value (US$)
LONG-TERM INVESTMENTS—98.6%
COMMON STOCKS—96.9%
ISRAEL—95.4%
AEROSPACE & DEFENSE—4.3%
49,735		Elbit Systems Ltd.(a)	$3,577,918

BANKS—11.5%
506,000		Bank Hapoalim BM(a)	2,433,030
454,000		Bank Leumi Le-Israel BM(a)(b)	1,683,552
164,000		First International Bank of Israel Ltd.(a)	2,254,587
324,900		Mizrahi Tefahot Bank Ltd.(a)(b)	3,297,023
			9,668,192
CHEMICALS—12.3%
178,000		Frutarom Industries Ltd.(a)	6,654,234
518,500		Israel Chemicals Ltd.(a)	3,682,529
			10,336,763
COMMUNICATIONS EQUIPMENT—4.5%
173,000		Ituran Location & Control Ltd.(a)	3,806,880

DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
2,161,000		Bezeq The Israeli Telecommunication Corp. Ltd.(a)	4,024,088

FOOD & STAPLES RETAILING—4.6%
96,316		Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	3,862,719

FOOD PRODUCTS—6.0%
251,220		Osem Investments Ltd.(a)	5,023,750

INTERNET SOFTWARE & SERVICES—0.8%
233,000		Matomy Media Group Ltd.(b)	689,536

PHARMACEUTICALS—22.4%
55,000		Perrigo Co. PLC(a)	9,089,127
155,820		Teva Pharmaceutical Industries Ltd.(a)	9,738,317
			18,827,444
REAL ESTATE MANAGEMENT & DEVELOPMENT—5.0%
102,000		Azrieli Group(a)	4,196,379

SOFTWARE—16.3%
116,353		Check Point Software Technologies Ltd.(b)	9,537,456
68,000		NICE Systems Ltd.(a)	4,150,630
			13,688,086
SPECIALTY RETAIL—1.0%
319,494		Golf & Co. Ltd.	847,852

TEXTILES, APPAREL & LUXURY GOODS—1.9%
67,000		Fox Wizel Ltd.(a)	1,548,886
			80,098,493
UNITED STATES—1.5%
INFORMATION TECHNOLOGY SERVICES—1.5%
23,000		Amdocs Ltd.	1,251,200
		Total Common Stocks	81,349,693

PRIVATE EQUITY—1.7%
GLOBAL—0.1%
$2,237,292	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)(g)	76,113

See Notes to Portfolio of Investments.

Aberdeen Israel Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2015

ISRAEL—1.6%
1,250,001	(c)	ABS GE Capital Giza Fund, L.P.(a)(b)(d)(f)(g)	$49,650
1,674,588	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)(g)	336,944
1,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(d)(f)(g)	39,700
250,440	(c)	Delta Fund I, L.P.(a)(b)(d)(f)(h)	139,858
1,250,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(d)(f)(g)	76,663
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(d)(f)(h)	541,986
1,000,000	(c)	Pitango Fund II, LLC(a)(b)(d)(f)(g)	67,320
32,574	(c)	Vidyo, Inc. Trust A (Preferred)(a)(b)(d)(f)(h)(i)	25,779
15,531	(c)	Vidyo, Inc. Trust B (Preferred)(a)(b)(d)(f)(h)(i)	12,291
13,219	(c)	Vidyo, Inc. Trust B1 (Preferred)(a)(b)(d)(f)(h)(i)	10,461
6,864	(c)	Vidyo, Inc. Trust C (Preferred)(a)(b)(d)(f)(h)(i)	5,432
4,150	(c)	Vidyo, Inc. Trust C1 (Preferred)(a)(b)(d)(f)(h)(i)	3,284
1,802	(c)	Vidyo, Inc. Trust Common(a)(b)(d)(f)(h)(i)	1,426
2,713	(c)	Vidyo, Inc. Trust D (Preferred)(a)(b)(d)(f)(h)(i)	2,147
1,368	(c)	Vidyo, Inc. Trust Warrants(a)(b)(d)(f)(h)(i)	1,083
			1,314,024
		Total Private Equity (cost $4,875,159)	1,390,137
		Total Long-Term Investments—98.6% (cost $49,415,619)	82,739,830

SHORT-TERM INVESTMENT—1.0%
$896,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 03/31/2015, due 04/01/2015 repurchase price $896,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $914,406	896,000
		Total Short-Term Investment—1.0% (cost $896,000)	896,000
		Total Investments—99.6% (cost $50,311,619) (j)	83,635,830
		Other Assets in Excess of Liabilities—0.4%	295,862
		Net Assets—100.0%	83,931,692

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	Illiquid security.
(e)	As of March 31, 2015, the aggregate amount of open commitments for the Fund is $888,120.
(f)	Restricted security, not readily marketable.
(g)	In liquidation.
(h)	Active investments.
(i)	Vidyo Trust was a spinoff from SVE Star Ventures IX. See Note (c) of the accompanying Notes to Portfolio of Investments.
(j)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.7% of the net assets of the Fund as of March 31, 2015. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values these securities are valued at fair value as determined by the Fund’s pricing committee taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2015

valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1–quoted prices in active markets for identical investments;

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3–significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Information Technology Services	$1,251,200	$—	$—	$1,251,200
Internet Software & Services	689,536	—	—	689,536
Software	9,537,456	4,150,630	—	13,688,086
Specialty Retail	847,852	—	—	847,852
Other	—	64,873,019	—	64,873,019
Private Equity	—	—	1,390,137	1,390,137
Short-Term Investment	—	896,000	—	896,000
Total	$12,326,044	$69,919,649	$1,390,137	$83,635,830

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended March 31, 2015, the security issued by Azrieli Group in the amount of $4,196,379, transferred from Level 1 to Level 2 because there was a valuation factor applied at March 31, 2015.  For the period ended March 31, 2015, there have been no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions, and discussions with investment companies. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 3/31/15	Valuation Technique	Unobservable Inputs	Range

Private Equity	$1,390,137	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2014	Accrued discounts (premiums)	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Capital contributed	Distributions / sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of 3/31/2015
Private Equity	$1,430,844	—	—	$(40,707)	—	—	—	—	$1,390,137
Total	$1,430,844	$—	$—	$(40,707)	$—	$—	$—	$—	$1,390,137

Change in unrealized appreciation/(depreciation) relating to investments still held at March 31, 2015 is $(40,707).

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2015

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $896,000 as of March 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at March 31, 2015.

c. Restricted Securities:

Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 3/31/15	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$985,303	$49,650	0.06	$1,660,765	$—
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	989,477	336,944	0.40	268,344	625,412
Concord Fund I Liquidating Main Trust	12/08/97 – 09/29/00	562,090	39,700	0.05	693,246	—
Delta Fund I, L.P.	11/15/00 – 03/28/07	113,567	139,858	0.17	197,461	—
Emerging Markets Ventures l, L.P.	01/22/98 – 01/10/06	773,007	76,113	0.09	2,563,289	262,708
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	790,786	76,663	0.09	372,474	—
Neurone Ventures II, L.P.	11/24/00 – 02/14/12	218,028	541,986	0.65	431,533	—
Pitango Fund II, LLC	10/31/96 – 08/01/01	371,350	67,320	0.08	1,215,237	—
Vidyo, Inc. Trust A (Preferred)	11/22/13	29,796	25,779	0.03	—	—
Vidyo, Inc. Trust B (Preferred)	11/22/13	14,207	12,291	0.01	—	—
Vidyo, Inc. Trust B1 (Preferred)	11/22/13	12,092	10,461	0.01	—	—
Vidyo, Inc. Trust C (Preferred)	11/22/13	6,279	5,432	0.01	—	—
Vidyo, Inc. Trust C1 (Preferred)	11/22/13	3,796	3,284	0.00	—	—
Vidyo, Inc. Trust Common	11/22/13	1,648	1,426	0.00	—	—
Vidyo, Inc. Trust D (Preferred)	11/22/13	2,482	2,147	0.00	—	—
Vidyo, Inc. Trust Warrants	11/22/13	1,251	1,083	0.00	—	—
Total		$4,875,159	$1,390,137	1.65	$7,402,349	$888,120

The Fund may incur certain costs in connection with the disposition of the above securities. Delta Fund I, L.P., Neurone Ventures II, L.P. and Vidyo, Inc. Trust are considered active investments by the Fund’s Investment Management Team. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Concord Fund I Liquidating Main Trust, Emerging Markets Ventures I, L.P., Pitango Fund II, LLC and Giza GE Venture Fund III, L.P. are in liquidation. Vidyo Trust was a spinoff from SVE Star Ventures IX.  SVE Star Ventures IX reached the end of its term in 2012 and accordingly, the entire portfolio of the fund was sold in a secondary transaction which closed December 24, 2012. During the secondary sale process, the Fund’s pro rata shareholdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

d. Federal Income Tax Cost

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$50,311,619	$38,559,852	$(5,235,641)	$33,324,211

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: May 21, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: May 21, 2015